UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            March 31, 2012
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       129
Entry Total:
Form 13F Information Table     	 $499,045,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 iShares MSCI EAFE                 MSCI EAFE   464287465    28,250    514,666   SH       Sole                 514,666
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    27,489    468,775   SH       Sole                 468,775
 iShares MSCI Emerging Market      MSCI EMERG  464287234       735     17,110   SH       Sole                  17,110
                                   MKT
 iShares MSCI KLD 400 Social Index MSCI        464288570       512      9,859   SH       Sole                   9,859
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   144,534  2,187,262   SH       Sole               2,187,262
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       455      5,842   SH       Sole                   5,842
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    94,454  1,347,992   SH       Sole               1,347,992
                                   0VAL
 iShares S&P 500                   S&P 500     464287200   108,538    768,625   SH       Sole                 768,625
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       583      7,737   SH       Sole                   7,737
 iShares S&P 500/Value Index       S&P 500     464287408       286      4,402   SH       Sole                   4,402
                                   VALUE
 iShares S&P Global Clean Energy   S&P GBL     464287341       491     53,933   SH       Sole                  53,933
                                   ENER
 PowerShares QQQ                   UNIT SER 1  73935A104
 S&P 500 SPDR                      UNIT SER 1  78462F103       735      5,220   SH       Sole                   5,220
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863       637     17,302   SH       Sole                  17,302
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     5,047    160,579   SH       Sole                 160,579
                                   EXUS
 3M Co.                            COM         88579y101       292      3,276   SH       Sole                   3,276
 Abbott Laboratories               COM         002824100     2,870     46,826   SH       Sole                  46,826
 Allstate Corp                     COM         020002101       532     16,162   SH       Sole                  16,162
 Altria Group                      COM         718154107       345     11,191   SH       Sole                  11,191
 Amazon.Com                        COM         231351065       321      1,583   SH       Sole                   1,583
 American Express Co.              COM         025816109       351      6,060   SH       Sole                   6,060
 Amgen Inc.                        COM         311621007       310      4,555   SH       Sole                   4,555
 Anadarko Pete Corp                COM         032511107       214      2,737   SH       Sole                   2,737
 AON Corp.                         COM         373891035       346      7,043   SH       Sole                   7,043
 Apache Corp                       COM         037411105       329      3,279   SH       Sole                   3,279
 Apple Computer, Inc.              COM         378331003     4,237      7,067   SH       Sole                   7,067
 Applied Materials Inc             COM         382221059       449     36,110   SH       Sole                  36,110
 Aptar Group                       COM         383361037     1,112     20,300   SH       Sole                  20,300
 AT&T Inc.                         COM         00206R102     1,066     34,148   SH       Sole                  34,148
 BankAmerica Corp.                 COM         605051044       235     24,527   SH       Sole                  24,527
 Baxter International Inc.         COM         718131097       406      6,791   SH       Sole                   6,791
 Berkshire Hathaway                CL B NEW    846707024       912     11,236   SH       Sole                  11,236
 Berkshire Hathaway CL A           CL A        084990175     1,828      1,500   SH       Sole                   1,500
 Boeing Co.                        COM         970231056       596      8,010   SH       Sole                   8,010
 Bristol-Myers Squibb Company      COM         110122108       351     10,403   SH       Sole                  10,403
 British Petroleum Amoco           COM         556221042       654     14,539   SH       Sole                  14,539
 C H Robinson                      COM         12541W100     1,230     18,788   SH       Sole                  18,788
 C V S Corp Del                    COM         126650100       268      5,991   SH       Sole                   5,991
 Calpine Corp.                     COM         131347304       180     10,462   SH       Sole                  10,462
 Carmax                            COM         143130102       204      5,900   SH       Sole                   5,900
 Carnival Corp.                    COM         143658102       362     11,280   SH       Sole                  11,280
 Caterpillar Inc.                  COM         149123101     1,790     16,803   SH       Sole                  16,803
 Charles Schwab                    COM         808513105       222     15,459   SH       Sole                  15,459
 ChevronTexaco Corp.               COM         166764100     1,203     11,223   SH       Sole                  11,223
 Cisco Systems Inc.                COM         17275R102       397     18,752   SH       Sole                  18,752
 Citigroup Inc.                    COM         172967101       307      8,410   SH       Sole                   8,410
 Coca Cola                         COM         191216100       824     11,137   SH       Sole                  11,137
 Colgate-Palmolive Co              COM         194162103       295      3,012   SH       Sole                   3,012
 ComCast                           COM         20030N101       293      9,768   SH       Sole                   9,768
 Comcast Corp Spl Cl A             COM         20030N200       358     12,130   SH       Sole                  12,130
 Conocophillips                    COM         718507106       524      6,898   SH       Sole                   6,898
 Corn Products International Inc.  COM         219023108       461      8,000   SH       Sole                   8,000
 DCT Industrial Trust Inc          COM         233153105       368     62,354   SH       Sole                  62,354
 Delphi Automotive PLC             SHS         G27823106       205      6,500   SH       Sole                   6,500
 Diageo                            COM         25243Q205       256      2,653   SH       Sole                   2,653
 Edwards Lifesciences              COM         28176E108       212      2,921   SH       Sole                   2,921
 EI DuPont de Nemours & Co.        COM         263534109       241      4,564   SH       Sole                   4,564
 EMC Corp. Mass.                   COM         268648102       300     10,037   SH       Sole                  10,037
 Exelon Corporation                COM         30161N101       676     17,230   SH       Sole                  17,230
 Exxon Mobil Corporation           COM         30231G102     2,749     31,695   SH       Sole                  31,695
 Fleetcor Technologies Inc.        COM         339041105     6,676    172,200   SH       Sole                 172,200
 Ford Motor Company                COM         345370860       448     35,906   SH       Sole                  35,906
 Franklin Resources Inc.           COM         354613101       362      2,918   SH       Sole                   2,918
 General Electric                  COM         369604103       946     47,153   SH       Sole                  47,153
 Glaxosmithkline                   COM         37733W105       347      7,716   SH       Sole                   7,716
 Goldman Sachs Group               COM         38141G104       281      2,256   SH       Sole                   2,256
 Goodrich Corporation              COM         382388106       230      1,836   SH       Sole                   1,836
 Google Inc                        COM         38259p508       829      1,293   SH       Sole                   1,293
 Half Robert Int'l                 COM         770323103       261      8,600   SH       Sole                   8,600
 Hewlett Packard Co                COM         428236103       266     11,156   SH       Sole                  11,156
 Home Depot                        COM         437076102       351      6,974   SH       Sole                   6,974
 Honeywell International           COM         438516106       278      4,547   SH       Sole                   4,547
 IBM                               COM         459200101     1,750      8,386   SH       Sole                   8,386
 Illinois Tool Works               COM         452308109       409      7,156   SH       Sole                   7,156
 Intel Corp.                       COM         458140100     1,527     54,306   SH       Sole                  54,306
 J P Morgan Chase & Co.            COM         46625H100     1,269     27,595   SH       Sole                  27,595
 Johnson & Johnson                 COM         478160104     1,022     15,488   SH       Sole                  15,488
 Kraft Foods Inc                   COM         50075n104       245      6,437   SH       Sole                   6,437
 McDonald's Corporation            COM         580135101    16,063    163,741   SH       Sole                 163,741
 Medco Health Solutions            COM         58405u102       212      3,016   SH       Sole                   3,016
 Medtronic Inc.                    COM         585055106       208      5,319   SH       Sole                   5,319
 Merck & Co, Inc.                  COM         589331107       578     15,062   SH       Sole                  15,062
 Microsoft Corp.                   COM         594918104     1,234     38,261   SH       Sole                  38,261
 Monsanto Co.                      COM         61166W101       202      2,527   SH       Sole                   2,527
 Morgan Stanley / Dean Witter      COM         617446448       318     16,196   SH       Sole                  16,196
 National Oilwell Varco            COM         637071101       356      4,476   SH       Sole                   4,476
 Nike Inc Cl B                     COM         654106103       242      2,233   SH       Sole                   2,233
 Northern Trust                    COM         665859104       321      6,770   SH       Sole                   6,770
 Occidental Petroleum Corp         COM         674599105       479      5,032   SH       Sole                   5,032
 Oracle Corp.                      COM         68389X105       872     29,894   SH       Sole                  29,894
 Penn National Gaming              COM         707569109       305      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       512      7,710   SH       Sole                   7,710
 Pfizer Inc.                       COM         717081103       743     32,796   SH       Sole                  32,796
 Philip Morris International Inc.  COM         718172109       846      9,545   SH       Sole                   9,545
 Platinum Group Metals Ltd.        COM         72765Q205        52     35,150   SH       Sole                  35,150
 Praxair Inc                       COM         74005P104       401      3,495   SH       Sole                   3,495
 Procter & Gamble                  COM         742718109       834     12,413   SH       Sole                  12,413
 Qualcomm, Inc.                    COM         747525103       587      8,618   SH       Sole                   8,618
 Rockwell Medical Technologies     COM         774374102       137     14,500   SH       Sole                  14,500
 Inc.
 SAIC, Inc.                        COM         78390X101       518     39,280   SH       Sole                  39,280
 Schlumberger Ltd.                 COM         806857108       441      6,306   SH       Sole                   6,306
 Simon Property Group              COM         828806109       281      1,926   SH       Sole                   1,926
 Southern Corp.                    COM         842587107       269      5,996   SH       Sole                   5,996
 SPDR Gold Shares                  COM         380755959       422      2,601   SH       Sole                   2,601
 Starbucks Corp.                   COM         855244109       244      4,358   SH       Sole                   4,358
 Starwood Hotels and Resorts       COM         85590A203       263      4,669   SH       Sole                   4,669
 Target                            COM         8.76E+110       208      3,565   SH       Sole                   3,565
 TE Connectivity LTD               COM         H84989104       205      5,566   SH       Sole                   5,566
 Texas Instruments Inc.            COM         882508104       283      8,406   SH       Sole                   8,406
 Tiffany & Co                      COM         886547108       260      3,768   SH       Sole                   3,768
 Time Warner Inc.                  COM         887317105       307      8,131   SH       Sole                   8,131
 Travelers Companies Inc           COM         89417E109       241      4,070   SH       Sole                   4,070
 Union Pacific                     COM         907818108       267      2,487   SH       Sole                   2,487
 United Health Care Corp.          COM         91324P102       293      4,971   SH       Sole                   4,971
 United Parcel Service Class B     COM         911312106       349      4,325   SH       Sole                   4,325
 United Technologies Corp.         COM         913017109       439      5,293   SH       Sole                   5,293
 US Bancorp                        COM         902973304       278      8,771   SH       Sole                   8,771
 Verizon Communications            COM         92343V104       630     16,469   SH       Sole                  16,469
 Visa, Inc.                        COM         82826C839       659      5,588   SH       Sole                   5,588
 Wal-Mart                          COM         931142103       645     10,542   SH       Sole                  10,542
 Walgreen Company                  COM         931422109       351     10,478   SH       Sole                  10,478
 Walt Disney Co.                   COM         254687106     1,113     25,420   SH       Sole                  25,420
 Wells Fargo & Co New              COM         949746101     2,136     62,576   SH       Sole                  62,576
 GEM Services                      COM         368990586        50     25,000   SH       Sole                  25,000